Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Common shares issued	Number issued (number of shares) 2025 2024 Beginning of year 435,312,083 434,175,752 Issued: Stock option plan [note 23] 145,895 1,136,331 End of year 435,457,978 435,312,083